STOCK BASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options
Outstanding at beginning	473,929	473,929
Outstanding at ending	473,929	473,929	473,929
Vested and exercisable at ending	473,929	473,929
Weighted-average Exercise Price
Outstanding at beginning	$ 0.7	$ 0.7
Outstanding at ending	0.7	0.7	$ 0.7
Vested and exercisable at ending	$ 0.7	$ 0.7
Weighted-average Remaining Contractual Life
Outstanding at ending	4 years 2 months 12 days	5 years 2 months 12 days	6 years 2 months 12 days
Vested and exercisable at ending	4 years 2 months 12 days	4 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding at ending	$ 288,000
Intrinsic value of exercisable	288,000
Share-based compensation expense	659,077
Unrecognized compensation cost	0
Maximum
Aggregate Intrinsic Value
Share-based compensation expense	$ 1,000	$ 1,000